Partners’ Capital (Details) (USD $)	6 Months Ended		12 Months Ended			6 Months Ended					12 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended		0 Months Ended	6 Months Ended	53 Months Ended	12 Months Ended	6 Months Ended			0 Months Ended		12 Months Ended						0 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Restricted Stock	Jun. 30, 2012 Restricted Stock	Jun. 30, 2013 Restricted Stock and Restricted Stock Units	Jun. 30, 2013 2006 Incentive Plan	Dec. 31, 2012 2006 Incentive Plan	Dec. 31, 2012 2006 Incentive Plan Restricted Stock	Dec. 31, 2011 2006 Incentive Plan Restricted Stock	Dec. 31, 2010 2006 Incentive Plan Restricted Stock	Dec. 31, 2012 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2011 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Dec. 31, 2010 2006 Incentive Plan Restricted Stock and Restricted Stock Units	Jun. 30, 2013 General and Administrative Expense Restricted Stock	Dec. 31, 2012 General and Administrative Expense 2006 Incentive Plan Restricted Stock	Jun. 30, 2013 Listing Expenses Restricted Stock	Jun. 30, 2012 Listing Expenses Restricted Stock	Dec. 31, 2012 Listing Expenses 2006 Incentive Plan Restricted Stock	Jun. 30, 2012 Non Traded REIT Expenses Restricted Stock	Dec. 31, 2012 Non Traded REIT Expenses 2006 Incentive Plan Restricted Stock	Dec. 31, 2012 Change in Control of Company	Jan. 07, 2013 Common Stock Offering	Jun. 30, 2013 Common Stock Offering	Feb. 28, 2011 Common Stock Offering	Dec. 31, 2012 Long Term Incentive Program	Jun. 30, 2013 Long Term Incentive Program Listing Expenses	Jun. 30, 2012 Long Term Incentive Program Listing Expenses	Jun. 30, 2013 Long Term Incentive Program Change in Control of Company	Jul. 25, 2012 Dutch Auction	Jun. 06, 2012 Dutch Auction	Dec. 31, 2012 Distribution Reinvestment Plan (DRIP)	Dec. 31, 2011 Distribution Reinvestment Plan (DRIP)	Dec. 31, 2010 Distribution Reinvestment Plan (DRIP)	Dec. 31, 2012 Repurchase of Equity	Dec. 31, 2011 Repurchase of Equity	Dec. 31, 2010 Repurchase of Equity	Aug. 01, 2013 Subsequent Event	Jul. 03, 2013 Subsequent Event	Dec. 31, 2012 Subsequent Event	Dec. 31, 2012 Subsequent Event Common Stock Offering	Dec. 31, 2012 Minimum Long Term Incentive Program	Dec. 31, 2012 Maximum Long Term Incentive Program	Dec. 31, 2012 Maximum Repurchase of Equity
Class of Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Terms																												4 years
Stock Issued During Period, Value, New Issues																											$ 2,200,000,000
Common Stock Offerings [Abstract]
Prior to listing share price (usd per share)										$ 10.00
Maximum amount of common stock authorized																									250,000,000																		250,000,000
Issuance of common stock (in shares)																										11,042,934	220,673,545
Average share price																										$ 11.53	$ 10.00
Long-Term Incentive Program [Abstract]
Number of shares authorized (in shares)										10,000,000
Number of shares available for grant (in shares)									5,095,500	5,512,000
Allocated share-based compensation expense						1,500,000	6,200,000				7,000,000	3,200,000	1,300,000				900,000	800,000	600,000	4,700,000	4,700,000	1,500,000	1,500,000					10,400,000	3,100,000	1,500,000
Nonvested awards, total compensation cost not yet recognized						4,400,000					3,300,000													4,500,000				3,200,000			4,500,000
Contingent units																								450,000							450,000
Period for recognition						2 years 4 months 24 days					2 years 9 months 18 days																	2 months 9 days
Stock Repurchase Program, Authorized Amount																																	150,000,000													100,000,000
Stock Repurchased During Period, Shares																																14,850,964					3,070,013	3,882,619	5,448,260
Treasury Stock Acquired, Average Cost Per Share																																$ 10.10					$ 9.8	$ 9.70	$ 9.52
Treasury Stock, Value, Acquired, Cost Method																																					30,100,000	37,700,000	51,900,000
Stock Repurchased During Period, Value																																152,900,000
Sale of Stock, Price Per Share, Dividend Reinvestment Plan																																		$ 9.50
Issuance of units under the DRIP	0	31,916,000	31,916,000	75,864,000	56,551,000																													31,900,000	75,900,000	56,600,000
Stock Issued During Period, Shares, Dividend Reinvestment Plan																																		3,362,473	7,985,655	5,952,683
Stock Repurchase Program, Remaining Authorized Repurchase Amount																																														100,000,000
Distributions (in dollars)	63,098,000	51,237,000	93,273,000	84,800,000	60,176,000																																				32,500,000	95,600,000
Distributions declared per common share (usd per share)	$ 0.29	$ 0.35	$ 0.64	$ 0.73	$ 0.73																																			$ 0.14375		$ 0.14375
Volatility																																												21.25%	22.64%
Dividend yield																												5.80%
Expected term in years																																												7 months 9 days	9 months 26 days
Risk-free rate																																												0.436%	0.576%
Stock price (per share)																																												$ 9.92	$ 9.97
Granted, Weighted Average Grant Date Fair Value (usd per share)								$ 10.51						$ 9.98	$ 10.00	$ 10.00
Fair value of restricted common stock and restricted common stock units for which the restriction lapsed														$ 8,700,000	$ 1,600,000	$ 900,000